SEGMENT REPORTING	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
SEGMENT REPORTING
SEGMENT REPORTING

16.SEGMENT REPORTING

We manage our business activities on a consolidated basis and operate as a single operating segment: Semiconductor materials. Until the deconsolidation of SmartKem Limited, our revenue was mostly generated from R&D grants and R&D tax credits. The accounting policies of the semiconductor materials are the same as those described in Note 2 – Summary of Significant Accounting Policies.

Our CODM is our Chief Executive Officer and President, Ian Jenks. The CODM uses net loss, as reported on our Consolidated Statements of Comprehensive Income, in evaluating performance of the Semiconductor materials segment and determining how to allocate resources of the Company as a whole and making decisions on perspective joint development and collaboration agreements. The CODM does not review assets in evaluating the results of the Semiconductor materials segment, and therefore, such information is not presented.

The following table provides the net losses of the Semiconductor materials segment:

	Three Months Ended June 30,		Six Months Ended June 30,
	2026	2025	2026	2025
Revenue	$—	$32	$20	$55
Cost of revenue	—	28	4	29
Gross profit	—	4	16	26
Other operating income	—	279	34	530
Operating expenses
Research and development	703	2,426	1,616	3,923
General and administrative	778	2,360	2,442	4,369
Loss / (gain) on foreign currency transactions	(82)	(131)	(36)	(226)
Total operating expenses	1,399	4,655	4,022	8,066
Loss from operations	(1,399)	(4,372)	(3,972)	(7,510)
Total non-operating (expense) / income	(1,857)	1,973	(18,653)	2,952
Loss before income taxes	(3,256)	(2,399)	(22,625)	(4,558)
Income tax refund	(1)	(1)	(1)	24
Net loss	$(3,257)	$(2,400)	$(22,626)	$(4,534)

14.SEGMENT REPORTING:

We manage our business activities on a consolidated basis and operate as a single operating segment. Our income is mostly generated from R&D grants and R&D tax credits. The accounting policies of the semiconductor materials are the same as those described in Note 2 – Summary of Significant Accounting Policies.

Our CODM is our Chief Executive Officer and President, Ian Jenks. The CODM uses net income, as reported on our Consolidated Statements of Comprehensive Income, in evaluating performance of the segment and determining how to allocate resources of the Company as a whole and making decisions on perspective joint development and collaboration agreements. The CODM does not review assets in evaluating the results of the segment, and therefore, such information is not presented.

The following table provides the net losses of the segment:

	Year Ended December 31,
	2025	2024
Revenue	$697	$82
Cost of revenue	272	32
Gross profit	425	50
Other operating income	951	1,017
Operating expenses
Research and development	7,017	5,111
General and administrative	7,371	6,342
(Gain)/loss on foreign currency transactions	(177)	78
Total operating expenses	14,211	11,531
Loss from operations	(12,835)	(10,464)
Total non-operating income/(expense)	2,302	135
Loss before income taxes	(10,533)	(10,329)
Income tax refund	24	(1)
Net loss	$(10,509)	$(10,330)